Investments in associated companies and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associated companies and joint ventures.
Schedule of investments in associated companies and joint ventures

EURm	2021	2020
Net carrying amount as of 1 January	233	165
Translation differences	12	(10)
Acquisitions and additions(1)	3	68
Disposals and deductions	(6)	(7)
Impairments(2)	–	(4)
Share of results(2)	9	26
Dividends	(8)	(5)
Net carrying amount as of 31 December	243	233
(1)In 2020, Nokia acquired an ownership interest in HMD Global Oy as a result of the equity conversion of the convertible loan. For more information, refer to Note 33, Related party transactions.
(2)	In 2020, impairments and share of results are presented in the share of results of associated companies and joint ventures line in the consolidated income statement.